Segment and Geographic Information (Operating Results and Total Assets by Reportable Segments) (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 04, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Segment Reporting Information [Line Items]
Assets	$ 1,913,456	$ 2,161,282				$ 2,216,367				$ 1,913,456		$ 2,161,282	$ 2,216,367	$ 2,513,226
Revenues	969,053	1,001,118	$ 999,033	$ 1,036,288	$ 1,033,307	1,007,234	$ 993,460	$ 1,055,667	$ 1,046,275	1,927,985	$ 2,069,595	4,069,746	4,102,636	4,675,701
Operating income	147,184			147,013						272,410	282,274	546,071	499,552	508,744
Depreciation and amortization of property and equipment	34,714			35,649						67,666	71,047	137,058	144,742	158,627
Operating Segments
Segment Reporting Information [Line Items]
Assets	1,913,209	2,161,174				2,215,898				1,913,209		2,161,174	2,215,898	2,512,135
Revenues	969,053			1,036,288						1,927,985	2,069,595	4,069,746	4,102,636	4,675,701
Operating income	147,250			147,050						272,468	282,394	546,250	499,900	510,315
Depreciation and amortization of property and equipment	34,714			35,649						67,666	71,047	137,058	144,742	158,608
Operating Segments | Defense and Intelligence
Segment Reporting Information [Line Items]
Assets	1,160,640	1,330,761				1,364,302				1,160,640		1,330,761	1,364,302	1,712,809
Revenues	499,558			528,670						1,006,149	1,088,113	2,126,569	2,329,244	2,762,546
Operating income	70,490			62,109						134,427	122,480	253,741	300,045	295,049
Depreciation and amortization of property and equipment	23,028			25,012						45,335	49,421	92,973	96,629	102,554
Operating Segments | Civil
Segment Reporting Information [Line Items]
Assets	752,569	830,413				851,596				752,569		830,413	851,596	799,326
Revenues	469,495			507,618						921,836	981,482	1,943,177	1,773,392	1,913,155
Operating income	76,760			84,941						138,041	159,914	292,509	199,855	215,266
Depreciation and amortization of property and equipment	11,686			10,637						22,331	21,626	44,085	48,113	56,054
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Assets	247	$ 108				$ 469				247		108	469	1,091
Revenues	0			0						0	0	0	0	0
Operating income	(66)			(37)						(58)	(120)	(179)	(348)	(1,571)
Depreciation and amortization of property and equipment	$ 0			$ 0						$ 0	$ 0	$ 0	$ 0	$ 19